SCOUT
TAX-FREE
MONEY MARKET
FUND


A no-load mutual fund
principally invested in
short-term municipal
securities seeking to provide
maximum income exempt
from federal income tax
consistent with safety of
principal and maintenance
of liquidity.


Semiannual Report
December 31, 1996


TO THE SHAREHOLDERS

Scout Tax-Free Money Market Fund earned 1.49% for the six months ended December 31, 1996. The Fund's 30-day current yield on December 31, 1996 was 3.19%.

Money market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the fund will maintain a stable net asset value of one dollar per share. Income from the fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes.

On a year over year basis, the 1996 Consumer Price Index (CPI) was up 3.30%. Federal Funds remained steady at 5.25%. One through thirty year treasury issues were all higher by year end. Intermediate and longer bonds as measured by the Lehman Brothers Government Corporate Index, a ten year average life index, returned 4.05% and 2.90%, respectively.

As we enter 1997, the Treasury, in late January, will offer the first inflation-protection bond to investors. The key question for money market investors this year remains as it was in 1996; will the Fed raise interest rates? The debate continues to rage over the strength of the economy. Those who believe it is stronger than the data suggests predict long rates as high as 8.00%. Those who believe the economy is weak, or at least very moderate in its growth potential, believe long rates can decline to below 6.00%. In our view, we believe the moderate growth argument will ultimately prevail. However, until the data itself resolves the issue, the long bond will continue to be volatile and will trade in a 6.75% to 7.00% range.

We appreciate your continued interest in Scout
Tax-Free Money Market Fund, Inc.

Sincerely,


/s/William A. Faust
William A. Faust
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS
Statement of Net Assets
December 31, 1996 (unaudited)

        Principal                                                       Market
State   Amount          Description                                     Value

ALABAMA
	2,600,000	Columbia Alabama Industrial
                        Development Board,
                        Pollution Control Revenue
			(Alabama Power Co.), Series D,
                        Var. Rate, due October 1, 2022           $   2,600,000
ALASKA
          500,000       Alaska State Housing Finance Corp.,
                        Series C,
                        Var. Rate, due June 1, 2026                    500,000
ARIZONA
	2,500,000	Maricopa County Arizona
                        (Southern California Edison ),
			Tax-Exempt Commercial Paper,
                        3.60%, due January 3, 1997                   2,500,000
        2,000,000       Maricopa County Arizonia
                        (Southern California Edison),
			Tax-Exempt Commercial Paper,
                        3.70%, due January 8, 1997                   2,000,000
	1,600,000	Mesa Arizona, Municipal Development Corp.,
                        Series A,
			Tax-Exempt Commercial Paper,
                        3.55%, due January 8, 1997                   1,600,000
	3,000,000	Salt River Project Agricultural
                        Improvement & Power District,
			Arizonia Tax-Exempt Commercial Paper,
                        3.45%, due January 29, 1997                  3,000,000
FLORIDA
	2,000,000	Jacksonville Florida,
                        Tax-Exempt Commercial Paper,
                        3.50%, due January 2, 1997                   2,000,000
	1,000,000	Jacksonville Florida,
                        Pollution Control Revenue, Series 94,
			Tax-Exempt Commercial Paper,
                        3.45%, due February 4, 1997                  1,000,000
	1,000,000	Jacksonville Florida, Electric Auth.,
                        Series A,
			Tax-Exempt Commercial Paper,
                        3.55%, due February 13, 1997                 1,000,000
	1,200,000	Palm Beach County Florida Housing
                        Finance Auth.
			(Cotton Bay Apartments) Series D,
                        Var. Rate, due November 1, 2007              1,200,000
GEORGIA
          500,000       Burke County Georgia,
                        Pollution Control Revenue
                        (Georgia Power Co.),
                        Var. Rate, due July 1, 2024                    500,000
	2,600,000	Burke County Georgia,
                        Pollution Control Revenue
			(Georgia Power Co. Vogtle Project),
                        Series 5,
                        Var. Rate, due September 1, 2025             2,600,000
	1,000,000	Heard County Georgia Development Auth.,
                        Pollution Control Revenue
			(Georgia Power Co. Wansley Proj.),
                        Var. Rate, due September 1, 2026             1,000,000
ILLINOIS
	1,000,000	Illinois Educational Facilities Auth.
                        Revenue
			(National Louis University),
                        Var. Rate, May 1, 2022                       1,000,000
INDIANA
	2,500,000	Indianapolis Indiana Local Pub. Impt.,
                        Series A,
                        4.25%, due January 9, 1997                   2,500,400
	4,000,000	Sullivan County Indiana,
                        Pollution Control Revenue
			(Natural Rural/Hoosiers), Series L1,
			Tax-Exempt Commercial Paper,
                        3.70%, due January 6, 1997                   4,000,000
          500,000       Sullivan County Indiana,
                        Pollution Control Revenue
			(Natural Rural Utility), Series 85L3,
			Tax-Exempt Commercial Paper,
                        3.40%, due January 28 1997                     500,000
KANSAS
	3,000,000	Salina Kansas Municipal Temp. Note,
                        Series 1,
                        3.50%, due March 1, 1997                     3,000,009
MARYLAND
	2,764,000	Maryland Health Education Finance Auth.
                        (John Hopkins),
			Tax-Exempt Commercial Paper,
                        3.50%, due January 14, 1997                  2,764,000
	2,000,000	Maryland Health Education Finance Auth.
                        (John Hopkins),
			Tax-Exempt Commercial Paper,
                        3.65%, due January 21, 1997                  2,000,000
MINNESOTA
	1,500,000	Rochester Minnesota (Mayo Clinic),
			Tax-Exempt Commercial Paper,
                        3.60%, due January 9, 1997                   1,500,000
MISSOURI
	1,150,000	Columbia Missouri, Series A,
                        Var. Rate, due June 1, 2008                  1,150,000
	1,100,000	Missouri Environment Improvement Revenue
			Tax-Exempt Commercial Paper
                        3.50%, due January 13, 1997                  1,100,000
	2,000,000	Missouri State Health & Education Auth.
			(Washington University), Series A,
                        Var. Rate, due September 1, 2030             2,000,000
	2,000,000	Missouri State Health & Education Auth.
			(Washington University), Series C,
                        Var. Rate, due September 1, 2030             2,000,000
          500,000       Missouri State Health & Education Auth.
			(Washington University), Series D,
                        Var. Rate, due September 1, 2030               500,000
          200,000       Missouri State Health & Education Auth.
			(Sisters Of Saint Mary), Series C,
                        Var. Rate, due June 1, 2022                    200,000
	1,400,000	St Charles County Missouri,
                        Industrial Development Auth.
			(Monsanto Co.),
                        Var. Rate, due July 1, 2021                  1,400,000
NEW JERSEY
	5,000,000	New Jersey T/Ran, Series 97A,
			Tax-Exempt Commercial Paper,
                        3.50%, due January 7, 1997                   5,000,000
NEBRASKA
	1,550,000	Omaha Public Power District
                        Electric Revenue,
			Tax-Exempt Commercial Paper,
                        3.50%, due January 14, 1997                  1,550,000
NORTH CAROLINA
	2,700,000	Winston Salem North Carolina Water &
                        Sewer System Revenue
                        Var. Rate, due June 1, 2014                  2,700,000
SOUTH CAROLINA
	5,000,000	South Carolina Public Service Auth.
			Tax-Exempt Commercial Paper,
                        3.40%, due January 28, 1997                  5,000,000
	1,000,000	York County South Carolina (Duke Power),
			Tax-Exempt Commercial Paper,
                        3.55%, due January 2, 1997                   1,000,000
	1,500,000	York County South Carolina (Duke Power),
			Tax-Exempt Commercial Paper,
                        3.55%, due January 8, 1997                   1,500,000
	1,200,000	York County South Carolina (Duke Power),
			Tax-Exempt Commercial Paper,
                        3.50%, due January 15, 1997                  1,200,000
	1,300,000	York County South Carolina (Duke Power),
			Tax-Exempt Commercial Paper,
                        3.40%, due January 16, 1997                  1,300,000
TEXAS
	2,400,000	Austin Texas Combined Utility Revenue,
                        Series A,
                        Tax-Exempt Commercial Paper,
                        3.40%, due February 5, 1997                  2,400,000
	1,400,000	Dallas Texas G.O.S., Tax-Exempt
                        Commercial Paper,
                        3.60%, due January 13, 1997                  1,400,000
	1,900,000	Grapevine Texas Industrial Dev. Auth.
			(American Airlines), Series A-3,
                        Var. Rate, due December 1, 2024              1,900,000
          400,000       Grapevine Texas Industrial Dev. Auth.
			(American Airlines), Series A-4,
                        Var. Rate, due December 1, 2024                400,000
	1,400,000	Grapevine Texas Industrial Dev. Auth.
			(American Airlines), Series B-2,
                        Var. Rate, due December 1, 2024              1,400,000
          900,000       Grapevine Texas Industrial Dev. Auth.
			(American Airlines), Series B-4,
                        Var. Rate, due December 1, 2024                900,000
TEXAS (Continued)
	1,800,000	Gulf Coast Waste Disposal Auth. Texas,
			Pollution Control Revenue Bond
                        (Monsanto Co.),
                        Var. Rate, due July 1, 2001                  1,800,000
	1,600,000	Gulf Coast Waste Disposal Auth. Texas,
			Pollution Control Revenue Bond
                        (Monsanto Co.),
                        Var. Rate, due April 1, 2013                 1,600,000
	1,000,000	Harris County Texas G.O., Series A,
                        3.45%, due January 16, 1997                  1,000,000
	1,700,000	Lower Neches Valley Texas Auth.,
                        Pollution Control Revenue
                        (River Treatment Industrial Dev. Corp.),
                        Var. Rate, due February 1, 2004              1,700,000
	1,000,000	San Antonio Texas Water Systems,
			Tax-Exempt Commercial Paper,
                        3.40%, due January 23, 1997                  1,000,000
          750,000       Texas A&M University Board of Regents,
                        Series B,
			Tax-Exempt Commercial Paper,
                        3.65%, due January 2, 1997                     750,000
	2,000,000	Texas A&M University Board of Regents,
                        Series B,
			Tax-Exempt Commercial Paper,
                        3.50%, due January 27, 1997                  2,000,000
	2,000,000	Texas A&M University Board of Regents,
                        Series B,
			Tax-Exempt Commercial Paper,
                        3.50%, due February 4, 1997                  2,000,000
	1,800,000	University of Texas Permanent Fund,
			Tax-Exempt Commercial Paper,
                        3.45%, due January 15, 1997                  1,800,000
	1,500,000	University of Texas Permanent Fund,
			Tax-Exempt Commercial Paper,
                        3.40%, due January 22, 1997                  1,500,000
	1,000,000	University of Texas Sys. Revenue,
			Tax-Exempt Commercial Paper,
                        3.55%, due February 11, 1997                 1,000,000
	1,025,000	University of Texas University Fund,
			Tax-Exempt Commercial Paper,
                        3.50%, due January 22, 1997                  1,025,000
VERMONT
          500,000       Vermont State, Series I,
			Tax Exempt Commercial Paper,
                        3.55%, due January 21, 1997                    500,000
	2,000,000	Vermont State, Series I,
			Tax Exempt Commercial Paper,
                        3.50%, due January 23, 1997                  2,000,000
WASHINGTON
	1,000,000	Seattle Municipal Power & Light,
			Tax-Exempt Commercial Paper,
                        3.60%, due January 6, 1997                   1,000,000
	6,250,000	Seattle Municipal Power & Light,
			Tax-Exempt Commercial Paper,
                        3.625%, due January 7, 1997                  6,250,000
	2,000,000	Washington State, Series VR-96A,
                        Var. Rate, due June 1, 2020                  2,000,000
WISCONSIN
	1,400,000	Oak Creek Wisconsin,
                        Pollution Control Revenue
			(Wisconsin Electric Power Co.),
                        Var. Rate, due August 1, 2016                1,400,000
	1,500,000	Sheboygan Wisconsin,
                        Pollution Control Revenue
			(Wisconsin Electric Power Co.),
                        Var. Rate, due September 1, 2015             1,500,000
	1,600,000	Sheboygan Wisconsin,
                        Pollution Control Revenue
			(Wisconsin Power & Light Co.),
                        Var. Rate, due August 1, 2014                1,600,000

TOTAL INVESTMENTS - 99.64%                                       $ 108,189,409

Other assets less liabilities - 0.36%                                  386,611

TOTAL NET ASSETS - 100.00%
  (Equivalent to $1.00 per share;
  1,000,000,000 shares of $0.01 par value
  capital shares authorized;
  108,675,854 shares outstanding)                                $ 108,576,020


Line (Line of Credit)
LOC (Letter of Credit)
SBPA (Stand by Purchase Agreement)

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 1996 (unaudited)

ASSETS:
  Investment securities, at market value                         $ 108,189,409
  Cash                                                               (215,179)
  Interest receivable                                                  589,237
    Total assets                                                   108,563,467

LIABILITIES AND NET ASSETS:
  Accrued management fee expense                                      (13,001)
  Income payable                                                           448
    Total liabilities                                                 (12,553)
NET ASSETS                                                       $ 108,576,020

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in surplus of capital)         $ 108,676,991
  Accumulated net realized loss on investment transactions           (100,971)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                      $ 108,576,020
Capital shares, $1.00 par value
  Authorized                                                       750,000,000
  Outstanding                                                      108,675,854
NET ASSET VALUE PER SHARE                                               $ 1.00

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statement of Operations
Six Months Ended December 31, 1996 (unaudited)

INVESTMENT INCOME:
  Income:
    Interest                                                      $  2,123,454
  Expenses:
    Management fees (Note 3)                                           308,024
    Registration fees and other expenses                                12,019
                                                                       320,043
      Net investment income                                          1,803,411

REALIZED gain (LOSS) ON INVESTMENTS (Note 1):
  Realized gain (loss) from investment transactions
    (excluding commerical paper and repurchase agreements):
    Proceeds from sales of investments                             381,204,922
    Cost of investments sold                                       381,228,101
      Net realized gain from investment transactions                  (23,179)
      Increase in net assets resulting from operations            $  1,780,232

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statements of Changes in Net Assets

                                               Six Months Ended
                                               December 31, 1996    Year Ended
                                               (unaudited)       June 30, 1996

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                             $  1,803,411  $  3,214,827
  Net realized loss from investment activities          (23,179)         1,290
    Net increase in net assets resulting
     from operations                                   1,780,232     3,216,117

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                              (1,803,411)   (3,214,827)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)        135,143,325   264,590,658
  Net asset value of shares issued for reinvestment
   of distributions ($1.00 per share)                    160,542       265,245
                                                     135,303,867   264,855,903
  Cost of shares redeemed ($1.00 per  share)       (154,712,950) (214,873,971)
    Net increase from capital share transactions    (19,409,083)    49,981,932
      Total increase (decrease) in net assets       (19,432,262)    49,983,222

NET ASSETS:
  Beginning of perod                                 128,008,282    78,025,060
  End of period (including undistributed
   net investment income of $4,199 and $7,319)     $ 108,576,020 $ 128,008,282

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the amortized cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is provided. At December 31, 1996, the Fund has an accumulated net realized loss on sale of investments for federal income tax purposes of $100,971, which is available to offset future tax-able gains.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES -The aggregate amounts of security transactions during the six months ended December 31, 1996, were as follows:

                        Other than
                        U.S. Government        U.S. Government
                        Securities             Securities
Purchases               $ 361,686,434          $ 000,000,000
Proceeds from sales       381,204,922            000,000,000

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholders accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the Fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .50 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.


This report has been prepared for the information of the Shareholders of Scout Tax-Free Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
Larry D. Armel
William E. Hoffman, D.D.S.
Eric T. Jager
Stephen F. Rose
Stuart Wien

Officers
Larry D. Armel, President
P. Bradley Adams, Vice President & Treasurer
Elizabeth L. Allwood, Vice President
Michael A. Brummel, Vice President
Martin A. Cramer, Vice President & Secretary
John G. Dyer, Vice President
Constance E. Martin, Vice President

Investment Counsel
UMB Bank, n.a., Kansas City, Missouri

Auditors
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young,
Philadelphia, Pennsylvania
John G. Dyer, Kansas City, Missouri

Custodian
UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862